COMMITMENTS AND CONTINGENCIES - Additional information (Details)			2 Months Ended	8 Months Ended
	Jul. 23, 2021 $ / shares shares	Feb. 22, 2021 USD ($) D $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 $ / shares	Feb. 20, 2021 USD ($)	Jul. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares
Par value (in dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Number of shares issued | shares	1,193,226,511
Churchill Capital Corp IV
Values of shares issued | $			$ 25,000	$ 25,000
Fee payable to service provider upon the consummation of a Business Combination | $						$ 6,000,000
Fee payable to service provider upon consummation of the financing | $						500,000
Threshold maximum out-of-pocket expenses | $						$ 125,000
Churchill Capital Corp IV | PIPE Subscription Agreement | PIPE Investors
Number of shares issued | shares		166,666,667
Share price		$ 15.00
Values of shares issued | $		$ 2,500,000,005
Churchill Capital Corp IV | Merger Agreement with Merger Sub and Atieva
Consideration | $		$ 11,750,000,000
Number of business days prior to closing date considered for determination of Equity Value		2
Class A Common Stock
Par value (in dollars per share)	$ 0.0001
Class A Common Stock | Churchill Capital Corp IV
Par value (in dollars per share)				$ 0.0001	0.0001		$ 0.0001
Share price				$ 12.00	$ 12.00
Class A Common Stock | Churchill Capital Corp IV | Common Stock Subscription Agreements | PIPE Investors
Share price		$ 15
Values of shares issued | $		$ 2,500,000,000
Class A Common Stock | Churchill Capital Corp IV | Merger Agreement with Merger Sub and Atieva
Par value (in dollars per share)		$ 0.0001
Merger consideration (in dollars per share)		$ 10.00
Lucid Series D preferred stock | Churchill Capital Corp IV | Voting And Support Agreement | PIPE Investors
Number of shares issued | shares		204,148,825
Lucid Series E preferred stock | Churchill Capital Corp IV | Voting And Support Agreement | PIPE Investors
Number of shares issued | shares		113,877,589